Initial Public Offering	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Equity [Abstract]
Initial Public Offering
NOTE 4. INITIAL PUBLIC OFFERING
On August 17, 2020, the Company consummated its Initial Public Offering of 57,500,000 Units, including the 7,500,000 Units as a result of the underwriters’ full exercise of their over-allotment
option, at $10.00 per Unit, generating gross proceeds of $575.0 million, and incurring offering costs of approximately $32.4 million, inclusive of approximately $20.1 million in deferred underwriting commissions.
Each Unit consists of one Class A ordinary share, and
one-third
of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary shares at a price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 3. INITIAL PUBLIC OFFERING
On August 17, 2020, the Company consummated its Initial Public Offering of 57,500,000 Units, including the 7,500,000 Units as a result of the underwriters’ full exercise of their over-allotment option, at $10.00 per Unit, generating gross proceeds of $575.0 million, and incurring offering costs of approximately $32.4 million, inclusive of approximately $20.1 million in deferred underwriting commissions.
Each Unit consists of one Class A ordinary share, and
one-third
of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).